COMMITMENTS (Details Narrative)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Rent expense			$ 63,345		$ 63,790
Operating Lease Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Lease expiration date	Feb. 28, 2019
Monthly rent	$ 5,279
Rent expense	$ 42,230
Operating Lease Agreement [Member] | CNY
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Monthly rent | ¥				¥ 35,192
Rent expense | ¥				281,536
Property Management Contract [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Lease expiration date		Feb. 28, 2019
Monthly rent		$ 10,558
Rent expense		$ 84,460
Property Management Contract [Member] | CNY
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Monthly rent | ¥				70,384
Rent expense | ¥				¥ 563,072